Other investments - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other investments
FVPL	$ 809
FVOCI	833
AFS		$ 2,083	$ 1,574
Level 1
Other investments
FVPL	809
FVOCI	667
AFS		1,408	933
Level 3
Other investments
FVOCI	$ 166
AFS		$ 675	$ 641